Organization and Operations - Composition of the group (Details)							2 Months Ended	12 Months Ended
		Dec. 31, 2020 m³	Dec. 31, 2019	Jun. 28, 2019 shares	Jun. 06, 2019 item	Feb. 09, 2017	Jul. 31, 2018 item	Dec. 31, 2020 employee	Dec. 31, 2019 employee	Dec. 31, 2018 employee
Organization and Operations
Number of vessels covered by termination agreement | item					6
Average number of employees employed | employee								176	163	172
Series A Preference Shares
Organization and Operations
Interest rate on Cumulative Redeemable Perpetual Preference Shares (in percent)								8.75%
The Cool Pool Limited / Joint venture | Golar - Cool Pool participant
Organization and Operations
Number of common capital stock transferred | shares				100
The Cool Pool Limited / Joint venture | Dynagas - Cool Pool participant
Organization and Operations
Number of vessels removed from Cool Pool | item							3
Egypt LNG Shipping Ltd / Associate
Organization and Operations
Ownership interest in associate (in percent)		25.00%	25.00%
LNG Cargo capacity (in cbm) per vessel		145,000
Gastrade / Associate
Organization and Operations
Ownership interest in associate (in percent)		20.00%	20.00%			20.00%
GasLog Investments Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Carriers Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Shipping Company, Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Partners GP LLC
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Cyprus Investments Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Services UK Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Services US Inc
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Asia Pte Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog LNG Services Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Monaco S.A.M.
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GAS-Two Panama S.A.
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GAS-one Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-two Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-six Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-nine Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-ten Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-fifteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		153,600
GAS-eighteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-twenty two Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twenty three Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twenty four Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twenty five Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twenty six Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		170,000
GAS-twenty eight Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		180,000
GAS-twenty nine Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[1]	100.00%
GAS-thirty Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		180,000
GAS-thirty one Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		180,000
GAS-thirty two Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-thirty three Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-thirty four Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[2]	100.00%
LNG Cargo capacity (in cbm) per vessel	[2]	180,000
GAS-thirty five Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	[2]	100.00%
LNG Cargo capacity (in cbm) per vessel	[2]	180,000
GAS-thirty six Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GAS-thirty seven Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
GasLog Hellas-1 Special Maritime Enterprise
Organization and Operations
Ownership interest in subsidiary (in percent)	[1]	100.00%
LNG Cargo capacity (in cbm) per vessel	[1]	180,000
GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
GasLog Partners Holdings LLC
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
GAS-three Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-four Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-five Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-seven Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-eight Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
LNG Cargo capacity (in cbm) per vessel		155,000
GAS-eleven Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-twelve Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-thirteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-fourteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
LNG Cargo capacity (in cbm) per vessel		174,000
GAS-sixteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-seventeen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-nineteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-twenty Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-twenty one Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
LNG Cargo capacity (in cbm) per vessel		145,000
GAS-twenty seven Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)		35.30%
LNG Cargo capacity (in cbm) per vessel		170,000

[1]	In June 2019, the newbuilding GasLog Warsaw, delivered on July 31, 2019, was transferred from GAS-twenty nine Ltd. to the subsidiary GasLog Hellas-1 Special Maritime Enterprise.
[2]	For newbuildings, expected delivery quarters as of December 31, 2020 are presented.